The Apex Mid Cap Growth Fund
                              C/o Bhirud Funds Inc.
                     Soundview Plaza, 1266 East Main Street
                               Stamford, CT 06902
                             Telephone  (877) 593-8637

                               SEMI ANNUAL REPORT
                               January 31st , 2001


March 21, 2001

Enclosed is the Semi-Annual Report of the Apex Mid Cap Growth Fund for the 6 months ending January 31st , 2001.







Suresh L. Bhirud
Chairman of the Board

                          The Apex Mid Cap Growth Fund
Schedule of Investments report Date January 31st , 2001
         CO.  NAME                       Shares   % MV   Market
                                                         Value

         ACCELERATED NETWORK *             2000           6,250
         CONDUCTUS *                        500           5,063
         DSP GROUP *                        500          14,188
         TELULAR CORPORATION *             4000          43,250
TOTAL    TELECOM. EQUIPMENT                        6.95   68,750

         ADAPTIVE BROADBAND *              1300           5,119
         PARADYNE NETWORKS *               1000           3,125
         UNIVIEW TECHNOLOGIES *           10000           9,375
TOTAL    ELECTRONICS                               1.78   17,619

         ADVANCED MICRO DEVICES *          2000          49,200
         ATMEL CORP. *                      500           8,500
TOTAL    SEMICONDUCTOR                             5.83   57,700

         APPLIED DIGITAL SOLUTI *          3000           7,875
         EXCITE@HOME *                     1000           6,500
         HIGH SPEED ACCESS *               1000           2,063
         INTERNET GOLD-GOLDEN L *          1000           2,656
         KOREA THRUNET CO LTD *            1300           6,175
         PREMIERE TECHNOLOGIES *           4000           8,250
         USURF AMERICA INC *               4000           1,480
         PREMIERE TECHNOLOGIES *           3400           7,013
TOTAL    TELECOM. SERVICES                         4.25   42,011

See accompanying Notes to Financial Statements         PAGE: 1

         CO.  NAME                     Shares    % MV    Market
                                                         Value

         AUTOBYTEL.COM *                   2000           4,625
         AUTOWEB.COM *                     4000           1,875
TOTAL    AUTO & TRUCK                              0.66    6,500

         BEAR STEARNS COMPANIES            1000          61,700
         KNIGHT/TRIMARK GROUP *            2000          46,750
         TRACK DATA CORPORATION *         14000          13,563
         WIT CAPITAL GROUP *               2000          10,000
TOTAL    SECURITIES BROKERAGE COMP.               13.34  132,013

         BEYCOND.COM CORP *                4000           2,750
         CITYVIEW CORP *                  10000           5,500
         DIGITAL RIVER INC *               1700          13,919
         E TRADE GROUP *                   2000          28,000
         ESPS INC *                        2000           5,375
         ORACLE CORP. *                     500          14,563
         RED HAT *                         1000           9,344
         RSA SECURITY *                    1000          62,000
         SOFTNET SYSTEMS *                  500             938
         VA LINUX SYSTEMS *                 500           5,219
         BEYCOND.COM CORP *                5000           3,438
TOTAL    COMPUTER SOFTW & SVC                     15.27  151,044

         CAREMATRIX *                       278             111
TOTAL    MEDICAL SERVICES                          0.01      111

         CHIRON CORP. *                     500          20,969
         CYTOGEN *                         3000          15,844
         IMMUNE RESPONSE *                 8000          31,750
         KERAVISION *                      5000           2,031
         LCA VISION *                      3000           7,125
         VIDAMED *                         1500           6,750
TOTAL    DRUG INDUSTRY                             8.54   84,469

         CYBERIAN OUTPOST INC *           11000          20,969
TOTAL    RETAIL STORE                              2.12   20,969

         DATA BROADCASTING *               4000          19,875
         MORTGAGE.COM *                    4000             160
         NEXTCARD INC *                    1000          11,438
TOTAL    FINANCIAL SERVICES                        3.18   31,473

         DATALINK CORP *                   1000           9,094
TOTAL    OFFICE EQUIP & SUP                        0.92    9,094

         DRKOOP.COM INC *                  2000             938
TOTAL    HEALTHCARE INFO SYS                       0.09      938

         EDULINK INC *                    40000           1,880
TOTAL    DIVERSIFIED CO                            0.19    1,880





See accompanying Notes to Financial Statements         PAGE: 2


         CO.  NAME                     Shares    % MV    Market
                                                         Value

         EGGHEAD.COM *                     4260           4,393
         GARDEN.COM INC *                  2000             244
         GSV INC *                          200             138
         PRICELINE.COM *                   1000           2,656
TOTAL    RETAIL SPECIALTY                          0.75    7,431

         ELECTRIC FUEL CO *                1800          13,275
         SUPERCONDUCTOR TECHNOL *          1000           9,563
TOTAL    ELECTRICAL EQUIPT.                        2.31   22,838

         EMACHINES *                       1000             625
         METRICOM *                         100           1,194
         PALM *                            2000          54,250
TOTAL    COMPUTER & PERIP.                         5.67   56,069

         GLAMIS GOLD *                     1000           1,360
         HECLA MINING *                   20000          17,400
TOTAL    GOLD/SILVER MINING                        1.90   18,760

         HITSGALORE.COM INC *              9000             270
TOTAL    ENTERTAINMENT                             0.03      270

         IMATRON INC *                    20000          43,125
         TRIMEDYNE INC *                  15000          30,000
TOTAL    MEDICAL SUPPLIES                          7.39   73,125

         J2 GLOBAL COMMUNICATIO *           798             623
         LOOKSMART LTD *                   1000           3,375
         PACIFIC INTERNET *                 500           3,125
TOTAL    INTERNET INDUSTRY                         0.72    7,123

         NET BANK *                        2000          21,000
TOTAL    BANK                                      2.12   21,000

         PLUG POWER INC *                   600          15,975
TOTAL    ELEC UTILITY (FOREIGN) COMP.              1.61   15,975

         RAINMAKER SYSTEMS INC *           1000           2,063
TOTAL    INDUSTRIAL SERVICES                       0.21    2,063

         SYMMETRICOM *                      500           9,156
TOTAL    PRECISION INSTRUMENT                      0.93    9,156

         TIVO *                             400           2,850
TOTAL    CABLE TV                                  0.29    2,850

         TOTAL INVESTMENTS                       87.06  861,228
         OTHER ASSETS (LESS                      12.94  128,041
        LIABILITIES)
-        -                             -         -       -
         NET ASSETS                             100.00  989,269
         NET ASSETS VALUE PER SHARE                        2.15
         OFFERING PRICE PER SHARE                          2.28
-        -                             -         -       -
         * Non - income producing
        securities


See accompanying Notes to Financial Statements         PAGE: 3

                          THE APEX MID CAP GROWTH FUND
 STATEMENT OF ASSETS AND LIABILITIES For the 6 months ended January 31st , 2001
                                   (Unaudited)

ASSETS
   Investment Securities at Value              $  861,228
(Identified cost -  $2,866,078) (Note 1)

  Dividends receivable                              1,179
  Interest                                             10
  Due from broker                                  63,568
  Cash                                             72,229
  Recevable from Fund Shares Purchases             23,271
  Prepaid Insurance                                   506

  Total Assets                                            $1,021,991

LIABILITIES
    Investment Securities Purchases             $  10,380
    Accrued expenses                               22,342
  Total Liabilities                                       ($ 32,722)

    NET ASSETS (Equivalent to $2.15 per share             $  989,269
        based on 460,331  shares outstanding)

COMPOSITION OF NET ASSETS:
  Paid in Capital                              $3,621,226
  Distribution in excess of accumulated Net     (627,107)
Realized gain (loss)
  Accumulated Net Investment Income                --

  Net Unrealized Appreciation (Depreciation)  (2,004,850)
of Investments
  Total Net Assets                              $ 989,269

STATEMENT OF OPERATIONS (UNAUDITED) FOR THE SIX MONTHS ENDED JANUARY 31st , 2001


INVESTMENT INCOME
  Dividends                                                   $2,431
  Interest                                                       117
EXPENSES
  Audit                                            $4,000
  Fund Accounting                                   4,841
  Transfer Agent (Note 6)                           2,131
  Legal                                             7,373
  Shareholder Report                                  114
  Directors                                         3,804
  Registration                                        600
  Insurance                                         1,142
  Fund Administration (Note 4)                        984
  Custodian                                         2,550
  Investment Advisor (Note 4)                       4,920
  12b-1 Fees                                        1,222
 Total Expenses                                             (33,681)
  Expense Reimbursement/ waived by Advisor                     5,904
(Note 4)
  Expense net of Reimbursement/ waiver                      (27,777)
NET INVESTMENT GAIN (LOSS)                                  (25,229)
       REALIZED AND UNREALIZED GAIN (LOSS) ON
                                  INVESTMENTS
  Net Realized Gain (Loss) on Investments                  (196,544)
  Change in Unrealized Appreciation                        (333,359)
(Depreciation) of Investments
       NET REALIZED/UNREALIZED GAIN (LOSS) ON              (529,903)
                                  INVESTMENTS
NET INCREASE (DECREASE) IN NET ASSETS                      (555,132)
RESULTING FROM OPERATION

            See accompanying Notes to Financial Statements    PAGE: 4

                          THE APEX MID CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS  FOR THE SIX MONTHS ENDED JANUARY 31st , 2001
                                   (UNAUDITED)
                                            For the 6 For the Year
                                         Months Ended        Ended
                                          January 31,     July 31,
                                                 2001         2000
INCREASE (DECREASE) IN NET ASSETS
  Net Investment Income/ (loss)           $  (25,229)  $  (49,498)
  Net Realized Gain / (loss) on             (196,544)      206,213
investment  Securities Sold
  Net unrealized
appreciation/(depreciation) of              (333,359)    (987,554)
Investments
  Net Increase (Decrease) in Net Assets  $  (555,132) $  (830,839)
Resulting from Operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Dividend distributions paid               (156,711)    (571,317)
  Capital Gains                                     0            0

  Total Distributions                       (156,711)    (571,317)

CAPITAL SHARE TRANSACTIONS
  Shares Sold                                 386,943      133,932
  Shares issued in lieu of Cash
Distributions                                 155,339      569,302
  Cost of shares Redeemed                   (220,127)    (448,918)
  Increase (Decrease) in Net Assets Due       322,155      254,316
to Capital Share Transactions

  TOTAL INCREASE (DECREASE) IN NET          (389,688)  (1,147,840)
ASSETS
  NET ASSETS BEGINNING OF PERIOD            1,378,957    2,526,797

  NET ASSETS END OF PERIOD                    989,269    1,378,957

 FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD (UNAUDITED)

                              For the     For    For     For    For
                                          the    the     the    the
                                    6    Year   Year    Year   Year
                               Months   Ended  Ended   Ended  Ended
                                Ended
                              January    July   July    July   July
                                  31,     31,    31,     31,    31,
                                 2001    2000   1999    1998   1997

NET ASSET VALUE, BEGINNING OF   $4.45   $9.30  $7.53   $6.93  $7.18
PERIOD
Income/(Loss) from Investment
Operations:
  Net Investment               (0.08)  (0.14) (0.06)  (0.36) (0.33)
Income/(Loss)
  Net Gain/(Loss) on           (1.71)  (2.28)   2.23    1.58   0.44
Securities (Both Realized and
Unrealized)
  Total from Investment        (1.79)  (2.42)   2.17    1.22   0.11
Operations
Distributions:
  Dividend Distributions Paid  (0.51)  (2.43) (0.21)  (0.62) (0.36)
  Distributions from Capital    0.00    0.00  (0.19)      0      0
Gains
  Total Distributions          (0.51)  (2.43) (0.40)  (0.62) (0.36)

NET ASSET VALUE, END OF        $ 2.15  $ 4.45 $ 9.30  $ 7.53 $ 6.93
PERIOD
Total Return (Not Reflecting (63.35)%** (37.21)% 31.36%   8.66% (3.48)%
Sales Load)
Ratios/Supplemental Data:
  Net Assets, End of Period      $989  $1,379 $2,527  $1,703 $1,693
(in thousands)
  Ratios to Average Net
Assets:
    Expenses                  2.74%**   2.68%  2.26%   5.26%  5.25%
    Net Investment            (2.49)%  (2.37) (0.66)  (2.54) (4.73)
Income/(Loss)                      **       %      %       %      %
    Effect of                 0.58%**   1.19%  1.19%   1.19%  1.21%
Reimbursements/Waivers on
Above Ratios
    Portfolio Turnover Rate
                              100.50%  355.90 405.39  205.06 275.55
                                   **       %      %       %      %

  * Based on weighted average shares outstanding        ** Not annualized

                         See accompanying Notes to Financial StatementsPAGE: 5


THE APEX MID CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED  JANUARY 31, 2001


1.   SIGNIFICANT ACCOUNTING POLICIES
     Bhirud Funds, Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio"). The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital. The following is a summary of significant accounting policies followed by the Fund:

     SECURITY VALUATION
     Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

     Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

     United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME
     Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method. Interest income (including amortization of premium and discount, when appropriate) is recorded as earned. Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL INCOME TAXES
     The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

2.   CAPITAL STOCK TRANSACTIONS
     The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001). Transactions in shares of common stock for the six months ended January 31st , 2001 were as follows:

                                           Shares        Amount
    Beginning Balance                     309,768   $ 3,348,569
    Shares Sold                           172,626       386,943
    Shares Issued in  Reinvestment of      84,423       155,339
    Dividends
    Shares Redeemed                    ( 106,486)    ( 220,127)
    Net Increase (Decrease)               150,563       322,155
    Ending Balance                        460,331    $3,670,724

3.   INVESTMENTS
     Purchases and sales of securities for the six months ended January 31st , 2001 other than short-term securities, aggregated $1,102,229 and $1,049,175, respectively. The cost of securities is substantially the same for Federal income tax purposes.

     For Federal income tax purposes:

        Aggregate Cost                           $2,866,078

             Gross Unrealized Appreciation           54,711

             Gross Unrealized Depreciation       (2,059,561)

             Net Unrealized Depreciation        ($2,004,850)

4.   INVESTMENT ADVISORY CONTRACT
     The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor. As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the six months ended January 31st , 2001 the Advisor elected to defer the payment of Advisory fees payable in the amount of $ 4,920. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Trust is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

     The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the six months ended January 31st , 2001 the Administrator elected to defer the payment of Administrative service fees payable in the amount of $984.
     From December 1, 1996, the FirStar Bank, N.A. has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.   ORGANIZATION EXPENSES
     The organizational expense was amortized over the first five years of the Fund's operations and is now zero going forward.

6.   DISTRIBUTION PLAN
     The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the six months ended January 31st , 2001, the Fund has incurred distribution costs of $1,222 payable to Bhirud Associates, Inc.

7.   TRANSACTIONS WITH AFFILIATES
     During the six months ended January 31st , 2001 the Fund paid no brokerage commissions to Bhirud Associates, Inc.

8.   RECLASSIFICATION OF CAPITAL ACCOUNTS
     In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The Fund recorded a permanent book/tax difference of $(49,498) as of July 31, 2000, from undistributed net investment income to paid in capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder.


                        THE APEX MID CAP GROWTH FUND
                              C/o Bhirud Funds Inc.
                                 SOUNDVIEW PLAZA
                              1266 EAST MAIN STREET
                               STAMFORD, CT  06902
                                 (877) 593-8637
BOARD OF DIRECTORS

   Suresh L. Bhirud*           Chairman of the Board; President of
                               Bhirud Associates, Inc.
   Alexander N. Crowder, III   Management Consultant
   Harish L. Bhirud*           Bhirud Funds Inc..
   M. John Sterba, Jr.         Chairman of Investment Management Advisors, Inc.
   Tim Fenton                  Partner, Fenton & Zelenetz, Inc.
 * "Interested person" as defined in the Investment Company Act of 1940.

OFFICERS

   Suresh L. Bhirud*           Chairman of the Board & Treasurer
   Harish L. Bhirud*           Vice-President

Investment Advisor & DistributorBhirud Associates, Inc.

Administrator                  Bhirud Associates, Inc.
Custodian                      FirStar Bank, N.A.
Legal Counsel                  Sherman & Sterling
Independent Auditors           Van Buren & Hauke, LLC